Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

Note 19 – Leases

The Group applies IFRS 16 as from January 1, 2019. The Group has lease agreements with respect to the following items:

1.	Offices, labs and manufacturing facilities

2.	Vehicles

Information regarding material lease agreements

a.	The Group leases vehicles for three-year periods from several different leasing companies and from time to time changes the number of leased vehicles according to its current needs. The leased vehicles are identified by means of license numbers and the vehicle's registration, with the leasing companies not being able to switch vehicles, other than in cases of deficiencies. The leased vehicles are used by the Group's headquarter staff, marketing and sales persons and other employees whose employment agreements include an obligation of the Group to put a vehicle at their disposal. The Group accounted for the arrangement between it and the leasing companies as a lease arrangement in the scope of IFRS 16 and for the arrangement between it and its employees as an arrangement in the scope of IAS 19, Employee Benefits. The agreements with the leasing companies do not contain extension and/or termination options that the Group is reasonably certain to exercise.

A lease liability in the amount of $185,000 and right-of-use asset in the amount of $167,000 have been recognized in the statement of financial position as at December 31, 2019 in respect of leases of vehicles.

b.	The Group leases offices at Ness- Ziona from Africa-Israel for a period of five years in a few different contracts for three different floors used for offices, labs and manufacturing facilities, at the same building. The contractual period of the aforesaid lease agreements ends in August 2021, August 2024 and December 2023. The Group has an option to extend two of the lease agreements for an additional five years for an additional monthly fee (10% increase). The Group also leases offices in Hong- Kong. The contractual period of the aforesaid lease agreement ends in February 2021. A lease liability in the amount of $2,959,000 and right-of-use asset in the amount of $2,506,000 have been recognized in the statement of financial position as at December 31, 2019 in respect of leases of offices.

	Buildings	Vehicles	Total
	Thousands USD	Thousands USD	Thousands USD
Balance as at January 1, 2019	1,687	204	1,891

Depreciation	706	136	842
Additions	1,525	99	1,624
Balance as at December 31, 2019	2,506	167	2,673

  Maturity analysis of the Group's lease liabilities:

December 31, 2019
Thousands USD

Less than one year	1,055
One to five years	2,089
Total	3,144

Current maturities of lease liability	1,055

Long-term lease liability	2,089

Note 20 – Transactions and balances with related parties

A.	Balances with related parties

	December 31,
	2018	2019
	Thousands USD	Thousands USD
Other payables	74	130

B.	Shareholders and other related parties benefits

	Year ended on December 31,
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
Salaries and related expenses- related parties employed by the Group	1,138	829	1,047
Number of related parties	5	4	4
Compensation for directors not employed by the Group	494	311	218
Number of directors	9	7	6

C	On April 19, 2017, the Company's shareholders approved the immediate acceleration of the unvested share options granted to Yoel Yogev and Zvika Yemini in 2015, and that their share options shall remain exercisable for an extended period of time until November 2020, subject to their resignation from the Company's board of directors.

D.	On April 19, 2017, the Company's shareholders approved to grant Avi Reichental, a then director of the Company, 275,000 non-tradable share options, which are exercisable into 275,000 Ordinary Shares, at an exercise price of $1.77 per share.

E.	On January 1, 2018, the Company's shareholders approved to grant Itzhak Shrem, a director, 275,000 non-tradable share options, which are exercisable into 275,000 Ordinary Shares, at an exercise price of $1.59 per share and 25,000 non-tradable share options, which are exercisable into 25,000 Ordinary Shares to Avi Reichental, the then Chairman of the board of directors, at a similar exercise price.